RECLAMATION PROVISION (Details) - Reclamation Provision - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance at January 1	$ 64,219	$ 39,524
Additions to reclamation provision	0	3,722
Accretion expense	2,640	2,370
Revisions in estimates and obligations	(3,803)	18,603
Ending balance at December 31	63,056	$ 64,219
Other current provisions	487
Other non-current provisions	$ 62,569